Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accounts Receivable [Abstract]
Total accounts receivable	$ 1,714,332	$ 918,926
Allowance	(492,269)	(4,834)
Total	$ 1,222,063	$ 914,092